Mainland China Employee Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mainland China Employee Contribution Plan [Abstract]
Continuing operations expense	$ 737	$ 749	$ 721
Discontinued operations expense